Property and Equipment Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 80,460	¥ 523,500	¥ 480,105	¥ 402,035
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 14,282	¥ 92,920	¥ 100,157	¥ 64,371